Off balance sheet commitments - Additional Information (Details) € / shares in Units, € in Millions, shares in Millions, $ in Millions						12 Months Ended
	Jan. 11, 2021 USD ($)	Aug. 10, 2020 USD ($)	Jul. 20, 2020 USD ($) shares	Jun. 11, 2018 USD ($)	Feb. 27, 2017 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016	Nov. 02, 2020 EUR (€) € / shares	Feb. 28, 2014
Provisions and other non-current liabilities [Line Items]
Acquisitions of other equity investments | €						€ 137	€ 38	€ 137
Total credit facilities | €						€ 8,000	€ 8,000	€ 8,000
Kiadis
Provisions and other non-current liabilities [Line Items]
Purchase price (in EUR per share) | € / shares										€ 5.45
Purchase price | €										€ 308
Translate Bio
Provisions and other non-current liabilities [Line Items]
Upfront payment			$ 425
Cash payment for collaboration agreement			300,000
Equity investment for collaboration agreement			$ 125,000
Acquisitions of other equity investments (in shares) | shares			4.9
Acquisitions of other equity investments			$ 95
Commitments related to milestone payments for projects under collaboration agreements			1,900
Translate Bio | 2018 Letter Agreement
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements			$ 450
Translate Bio | Vaccines
Provisions and other non-current liabilities [Line Items]
Transaction value				$ 805
World Health Organization
Provisions and other non-current liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer											7.50%
Percentage of pandemic vaccines agreed to reserve											7.50%
Kymera
Provisions and other non-current liabilities [Line Items]
Upfront payment		$ 150
Commitments related to milestone payments for projects under collaboration agreements		$ 2,200
Joint ventures
Provisions and other non-current liabilities [Line Items]
Percentage of future development expense funded by other party					5000.00%
Dice Molecules
Provisions and other non-current liabilities [Line Items]
Collaboration period									5 years
Lonza | Joint ventures
Provisions and other non-current liabilities [Line Items]
Investments in joint ventures | €					€ 300
Percentage of future development expense funded by company					50.00%
Amounts payable partners in collaboration agreements | €					€ 600
Share of operating expenses and cost of production to joint partner payable period					15 years
Kymab | Entering into significant commitments or contingent liabilities
Provisions and other non-current liabilities [Line Items]
Upfront payment	$ 1,100
Commitments related to milestone payments for projects under collaboration agreements	$ 350